Goodwill (Details) - Schedule of changes in Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Goodwill [Line Items]
Balance at beginning		$ 18,508
Impairment		(18,508)
Balance at ending
Cannabinoid [Member]
Goodwill [Line Items]
Balance at beginning		18,508
Impairment		(18,508)
Balance at ending
Non-Cannabinoid [Member]
Goodwill [Line Items]
Balance at beginning
Impairment
Balance at ending